Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/29/2020
Distribution Date:	11/16/2020

This report contains information regarding Scotiabank’s Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law.  This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.   We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds Series	Initial Principal Amount	Exchange Rate	CAD Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 2,000,000,000	1.50516	$3,010,325,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 550,000,000	1.70590	$938,245,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed
SERIES CBL22 - 5 Year Fixed(1)	EUR 1,750,000,000	1.49880	$2,622,900,000	October 23, 2023	0.375%	Fixed
SERIES CBL23 - 7 Year Fixed(1)	CHF 830,000,000	1.38151	$1,146,656,000	November 19, 2025	0.200%	Fixed
SERIES CBL24 - 5 Year Fixed(1)	EUR 1,250,000,000	1.52780	$1,909,750,000	January 11, 2024	0.250%	Fixed
SERIES CBL25 - 7 Year Fixed(1)	EUR 1,500,000,000	1.45010	$2,175,150,000	January 14, 2027	0.010%	Fixed
SERIES CBL26 - 5 Year Fixed(1)	EUR 1,250,000,000	1.55310	$1,941,375,000	March 18, 2025	0.010%	Fixed
SERIES CBL27 - 8 Year Fixed(1)	CHF 180,000,000	1.46683	$264,030,000	April 3, 2028	0.298%	Fixed
SERIES CBL28 - 2 Year Fixed(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	March 22, 2022	2.394%	Fixed
SERIES CBL29 - 3 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	March 22, 2023	3 Mth CDOR + 1.65%	Float
SERIES CBL30 - 3 Year Fixed(1)	USD 900,000,000	1.43020	$1,287,180,000	March 31, 2023	1.500%	Fixed
SERIES CBL31 - 2.5 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	October 20, 2022	3 Mth CDOR + 0.67%	Float
SERIES CBL32 - 2.25 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	August 22, 2022	3 Mth CDOR + 0.67%	Float

Total Outstanding under the Global Registered Covered Bond Program			$59,556,462,600

OSFI Covered Bond Ratio Limit(2)	5.50%	OSFI Covered Bond Ratio(2)	2.69%
OSFI Temporary Covered Bond Ratio Limit(2)**	10.00%	OSFI Temporary Covered Bond Ratio(2)	5.42%

Series Ratings	Moody’s	Fitch	DBRS
CBL3	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA
CBL22	Aaa	AAA	AAA
CBL23	Aaa	AAA	AAA
CBL24	Aaa	AAA	AAA
CBL25	Aaa	AAA	AAA
CBL26	Aaa	AAA	AAA
CBL27	Aaa	AAA	AAA
CBL28	N/A	AAA	AAA
CBL29	N/A	AAA	AAA
CBL30	Aaa	AAA	AAA
CBL31	N/A	AAA	AAA
CBL32	N/A	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch; for USD, The Bank of Nova Scotia-New York Agency; for AUD, BTA Institutional Services Australia Limited; for CHF, Credit Suisse AG

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.
(2) Per OSFI’s Revised Covered Bond Limit Calculation letter dated May 23rd, 2019, the OSFI Covered Bond Ratio refers to total assets pledged for covered bonds relative to total on-balance sheet assets. Total on-balance sheet assets are as at July 31, 2020.

* For purpose of accessing central bank facilities.
** On March 27, 2020, OSFI announced that the covered bond ratio limit is temporarily increased to 10% to enable access to Bank of Canada facilities, while the maximum covered bond assets encumbered relating to market instruments remains limited to 5.5% of an issuer`s on-balance sheet.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/29/2020
Distribution Date:	11/16/2020

Supplementary Information (continued)

	Moody’s	Fitch	DBRS	S&P
The Bank of Nova Scotia’s Credit Ratings(1)
Senior Debt	Aa2	AA	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A	A (high)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Negative	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	AA (dcr)	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider

	Moody’s	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody’s	Fitch	DBRS
Account Bank / GDA Provider (The Bank of Nova Scotia)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (The Bank of Nova Scotia)	P-2 (cr)	F2	BBB (low)
Servicer (The Bank of Nova Scotia)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (The Bank of Nova Scotia)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (The Bank of Nova Scotia)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (The Bank of Nova Scotia, Credit Suisse AG, BTA Institutional Services Australia Limited)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating

Moody’s	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.
P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating

Moody’s	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.
P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating

	Moody’s	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1 (middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating

	Moody’s	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:

	Moody’s	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default	Nil
Guarantor Event of Default	Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.
(2) Non-viability contingent capital (NVCC)
(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/29/2020
Distribution Date:	11/16/2020

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds	$59,556,462,600

A = Lesser of (i) LTV Adjusted Loan Balance and	68,553,674,386	A (i)	72,259,492,882
(ii) Asset Percentage Adjusted Loan Balance		A (ii)	68,553,674,386
B = Principal Receipts up to Calculation Date not otherwise applied	-	Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan	-	Maximum Asset Percentage:	95.0%
D = Substitute Assets	-
E = (i) Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)	-
F = Negative Carry Factor Calculation	679,552,450
Total: A + B + C + D + E - F	67,874,121,936

Asset Coverage Test	PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:	103.0%
Level of Overcollateralization(3)	106.4%

Valuation Calculation (1)

Trading Value of Covered Bond(4)	61,905,946,496
-
A = lesser of (i) Present Value of outstanding loan balance of	72,946,670,929
Performing Eligible Loans(5) and (ii) 80% of Market Value of	-
properties securing Performing Eligible Loans	-
B = Principal Receipts up to Calculation Date not otherwise applied	-
C = Cash Capital Contributions and advances under Intercompany Loan	-
D = Trading Value of Substitute Assets	-
E = (i) Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)	-
F = Trading Value of Swap Collateral	-
Total: A + B + C + D + E + F	72,946,670,929

Intercompany Loan Balance

Guarantee Loan	62,796,791,809
Demand Loan	12,524,510,894
Total	75,321,302,703

Portfolio Losses(6)

Period End	Write off Amounts	Loss Percentage (annualized)
October 29, 2020	N/A	N/A

Portfolio Flow of Funds

	10/29/2020		9/30/2020
Cash Inflows
Principal Receipts	1,096,394,800.80	(7)	1,113,868,400.22	(7)(11)
Sale of Loans	1,962,401,227.54		302,851,509.26
Revenue Receipts	180,536,997.82		148,824,937.16	(11)
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows	-		-
Swap Payment	-		-
Intercompany Loan Interest	(179,955,499.35)	(8)	(148,762,786.20)	(9)(11)
Purchase of Loans	(98,222,214.35)		(83,733,930.81)
Intercompany Loan Repayment	(2,920,894,324.10)	(7)(8)	(1,254,082,789.32)	(7)(9)
Distribution to Partners	(78,903,189.35)		-
Other Inflows / Outflows(10)	(59,572.85)		(22.22)
Net Inflows/(Outflows)	(38,701,773.84)		78,965,318.09	(11)

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whetherupon origination or renewal of the Loan or subsequently thereto).
(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.
(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.
(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.
(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.4460%.
(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2019 for details on impaired loans and Scotiabank’s residential mortgage portfolio.
(7) Includes Capitalized interest on loans acquired by Guarantor LP via draw on the Intercompany Loan. Amounts drawn by the Guarantor LP on the Intercompany Loan in respect of Capitalized Interest on acquired loans are included in the Intercompany Loan Principal Repayment.
(8) This amount is to be paid out on November 17th, 2020.
(9) This amount was paid out on October 19th, 2020.
(10) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.
(11) The amount previously reported in the Form 10-D for the monthly distribution period ended September 30, 2020 has been adjusted to reflect capitalized interest in connection with customer assistance programs

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/29/2020
Distribution Date:	11/16/2020

Portfolio Summary Statistics

Previous Month Ending Balance	$ 75,140,377,428
Current Month Ending Balance (1)	$72,246,548,177
Number of Mortgage Loans in Pool	272,916
Average Loan Size	$264,721
Number of Primary Borrowers	240,627
Number of Properties	245,630

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	54.20%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	65.33%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	73.25%
Weighted Average Seasoning of Loans in the Portfolio	24.09	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.73%
Weighted Average Original Term of Loans in the Portfolio	55.16	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	31.07	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	27.38	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	272,875	99.98%	72,236,374,982	99.99%
30 to 59 Days Past Due	27	0.01%	7,130,934	0.01%
60 to 89 Days Past Due	14	0.01%	3,042,262	0.00%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	272,916	100.00%	72,246,548,177	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	27,923	10.23%	6,688,143,639	9.26%
British Columbia	46,467	17.03%	16,136,292,216	22.34%
Manitoba	5,233	1.92%	827,943,858	1.15%
New Brunswick	6,194	2.27%	623,181,711	0.86%
Newfoundland	6,566	2.41%	889,330,298	1.23%
Northwest Territories	78	0.03%	17,474,463	0.02%
Nova Scotia	9,362	3.43%	1,233,644,706	1.71%
Nunavut	-	0.00%	-	0.00%
Ontario	158,998	58.26%	43,474,544,201	60.18%
Prince Edward Island	1,365	0.50%	168,240,383	0.23%
Quebec	2,822	1.03%	658,229,291	0.91%
Saskatchewan	7,455	2.73%	1,432,318,175	1.98%
Yukon	453	0.17%	97,205,236	0.13%
Total	272,916	100.00%	72,246,548,177	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,747	1.01%	836,553,690	1.16%
599 or less	1,846	0.68%	467,332,524	0.65%
600 - 650	4,456	1.63%	1,219,734,020	1.69%
651 - 700	13,929	5.10%	3,983,664,513	5.51%
701 - 750	29,714	10.89%	8,286,921,667	11.47%
751 - 800	47,163	17.28%	13,274,950,238	18.37%
801 and Above	173,061	63.41%	44,177,391,525	61.15%
Total	272,916	100.00%	72,246,548,177	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.
(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan,  or subsequently thereto).
(6) Refer to footnote (6) on page 3 of this Investor Report.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/29/2020
Distribution Date:	11/16/2020

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	237,540	87.04%	60,367,672,660	83.56%
Variable	35,376	12.96%	11,878,875,517	16.44%
Total	272,916	100.00%	72,246,548,177	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	202,624	74.24%	46,623,526,154	64.53%
Non-STEP	70,292	25.76%	25,623,022,024	35.47%
Total	272,916	100.00%	72,246,548,177	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	14,480	5.31%	3,091,793,935	4.28%
Owner Occupied	258,436	94.69%	69,154,754,243	95.72%
Total	272,916	100.00%	72,246,548,177	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	74,520	27.31%	21,636,448,472	29.95%
2.5000 - 2.9999	123,408	45.22%	32,489,155,754	44.97%
3.0000 - 3.4999	46,706	17.11%	11,978,392,603	16.58%
3.5000 - 3.9999	26,622	9.75%	5,867,326,648	8.12%
4.0000 - 4.4999	1,174	0.43%	177,565,527	0.25%
4.5000 - 4.9999	111	0.04%	17,624,777	0.02%
5.0000 - 5.4999	31	0.01%	3,356,969	0.00%
5.5000 and Above	344	0.13%	76,677,426	0.11%
Total	272,916	100.00%	72,246,548,177	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	26,566	9.73%	2,252,820,302	3.12%
20.01-25.00	11,468	4.20%	1,742,356,941	2.41%
25.01-30.00	13,839	5.07%	2,526,819,050	3.50%
30.01-35.00	16,563	6.07%	3,476,354,489	4.81%
35.01-40.00	19,746	7.24%	4,587,057,687	6.35%
40.01-45.00	22,669	8.31%	5,875,572,696	8.13%
45.01-50.00	24,373	8.93%	6,650,305,724	9.21%
50.01-55.00	24,726	9.06%	7,257,362,492	10.05%
55.01-60.00	24,904	9.13%	7,763,709,883	10.75%
60.01-65.00	24,034	8.81%	7,989,129,724	11.06%
65.01-70.00	24,343	8.92%	8,706,456,998	12.05%
70.01-75.00	21,523	7.89%	7,713,093,495	10.68%
75.01-80.00	13,912	5.10%	4,506,530,348	6.24%
80.01-90.00	3,886	1.42%	1,102,703,607	1.53%
90.01-100.00	264	0.10%	68,285,599	0.09%
Over 100.00	100	0.04%	27,989,143	0.04%
Total	272,916	100.00%	72,246,548,177	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.
(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/29/2020
Distribution Date:	11/16/2020

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	42,071	15.42%	9,231,004,568	12.78%
12.00 - 23.99	68,974	25.27%	17,540,284,943	24.28%
24.00 - 35.99	67,500	24.73%	18,046,930,224	24.98%
36.00 - 41.99	20,297	7.44%	5,901,656,364	8.17%
42.00 - 47.99	21,861	8.01%	7,253,643,512	10.04%
48.00 - 53.99	22,991	8.42%	7,244,284,773	10.03%
54.00 - 59.99	23,236	8.51%	5,437,221,784	7.53%
60.00 - 65.99	5,482	2.01%	1,485,414,451	2.06%
66.00 - 71.99	57	0.02%	11,800,929	0.02%
72.00 and Above	447	0.16%	94,306,630	0.13%
Total	272,916	100.00%	72,246,548,177	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	60,795	22.28%	3,536,405,618.32	4.89%
100,000 - 149,999	35,788	13.11%	4,481,858,419.29	6.20%
150,000 - 199,999	33,343	12.22%	5,830,164,928.63	8.07%
200,000 - 249,999	29,764	10.91%	6,689,019,742.10	9.26%
250,000 - 299,999	24,935	9.14%	6,837,906,204.31	9.46%
300,000 - 349,999	19,780	7.25%	6,410,207,395.46	8.87%
350,000 - 399,999	15,354	5.63%	5,744,469,285.22	7.95%
400,000 - 449,999	11,366	4.16%	4,822,261,311.80	6.67%
450,000 - 499,999	9,048	3.32%	4,291,105,916.52	5.94%
500,000 - 549,999	7,005	2.57%	3,671,729,388.78	5.08%
550,000 - 599,999	5,709	2.09%	3,277,893,368.33	4.54%
600,000 - 649,999	4,135	1.52%	2,579,537,129.25	3.57%
650,000 - 699,999	3,110	1.14%	2,096,956,341.33	2.90%
700,000 - 749,999	2,445	0.90%	1,771,914,655.88	2.45%
750,000 - 799,999	2,048	0.75%	1,585,637,500.47	2.19%
800,000 - 849,999	1,612	0.59%	1,328,027,341.75	1.84%
850,000 - 899,999	1,373	0.50%	1,199,861,092.00	1.66%
900,000 - 949,999	1,027	0.38%	949,741,619.28	1.31%
950,000 - 999,999	843	0.31%	820,684,767.42	1.14%
1,000,000 or Greater	3,436	1.26%	4,321,166,151.31	5.98%
Total	272,916	100.00%	72,246,548,177	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	45,364	16.62%	11,223,574,369	15.54%
Single Family	222,269	81.44%	59,586,193,075	82.48%
Multi Family	4,588	1.68%	1,291,193,382	1.79%
Other	695	0.25%	145,587,352	0.20%
Total	272,916	100.00%	72,246,548,177	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/29/2020
Distribution Date:	11/16/2020

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)

Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	96,769,953	73,655,074	97,120,381	127,764,501	149,345,550	196,419,218	258,868,021	307,886,659	433,170,757	553,034,414	725,103,292	1,187,879,287	1,806,923,915	626,626,952	43,638,175	3,937,492	6,688,143,639	9.26%
Alberta	Current and Less Than 30 Days Past Due	96,721,434	73,655,074	97,120,381	127,764,501	149,345,550	196,419,218	258,868,021	307,886,659	433,170,757	553,034,414	725,103,292	1,187,879,287	1,806,570,354	626,626,952	43,638,175	3,937,492	6,687,741,560	99.99%
Alberta	30 to 59 Days Past Due	26,259	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	26,259	0.00%
Alberta	60 to 89 Days Past Due	22,259	-	-	-	-	-	-	-	-	-	-	-	353,560	-	-	-	375,820	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	499,855,948	380,107,122	519,338,708	730,811,422	988,696,299	1,243,649,494	1,358,613,948	1,568,266,282	1,726,256,307	1,743,713,570	1,650,830,366	1,935,160,549	1,565,202,881	214,042,532	3,507,823	8,238,964	16,136,292,216	22.34%
	Current and Less Than 30 Days Past Due	499,815,842	380,107,122	519,238,514	730,811,422	988,016,527	1,243,129,549	1,358,298,303	1,568,266,282	1,726,256,307	1,743,713,570	1,650,062,534	1,934,961,177	1,564,583,050	214,042,532	3,507,823	8,238,964	16,133,049,517	99.98%
British Columbia	30 to 59 Days Past Due	40,106		100,194	-	74,797	519,945	315,645	-	-	-	767,833	199,372	619,831	-	-	-	2,637,723	0.02%
British Columbia	60 to 89 Days Past Due	-	-	-	-	604,975	-	-	-	-	-	-	-	-	-	-	-	604,975	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	15,971,680	11,196,475	15,724,446	21,838,510	29,353,278	34,877,261	50,278,789	68,013,097	90,882,400	113,840,547	141,355,956	150,081,625	83,383,006	1,146,789	-	-	827,943,858	1.15%
Manitoba	Current and Less Than 30 Days Past Due	15,971,680	11,196,475	15,724,446	21,838,510	29,353,278	34,877,261	50,278,789	68,013,097	90,882,400	113,840,547	141,355,956	149,763,201	83,383,006	1,146,789	-	-	827,625,435	99.96%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	318,424	-	-	-	-	318,424	0.04%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	14,831,510	13,081,019	16,443,293	26,791,846	37,045,254	50,254,757	72,803,453	71,528,458	64,974,234	64,364,486	85,460,485	87,547,866	16,968,337	1,086,714	-	-	623,181,711	0.86%
New Brunswick	Current and Less Than 30 Days Past Due	14,831,510	13,071,007	16,443,293	26,791,846	37,045,254	50,254,757	72,755,912	71,528,458	64,974,234	64,364,486	85,460,485	87,547,866	16,968,337	1,086,714	-	-	623,124,158	99.99%
New Brunswick	30 to 59 Days Past Due	-	10,011	-	-	-	-	-	-	-	-	-	-	-	-	-	-	10,011	0.00%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	47,542	-	-	-	-	-	-	-	-	-	47,542	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	11,046,975	7,531,480	10,888,356	17,133,946	25,586,071	26,988,526	42,916,927	61,470,004	92,768,627	62,003,721	98,847,862	128,861,488	153,824,513	147,030,386	514,421	1,916,995	889,330,298	1.23%
Newfoundland	Current and Less Than 30 Days Past Due	11,046,975	7,531,480	10,888,356	17,133,946	25,586,071	26,988,526	42,916,927	61,470,004	92,768,627	62,003,721	98,847,862	128,861,488	153,726,561	147,030,386	514,421	1,916,995	889,232,346	99.99%
Newfoundland	30 to 59 Days Past Due	-	-		-	-	-	-	-	-	-	-	-	97,952	-	-	-	97,952	0.01%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	488,502	332,278	538,191	1,327,479	614,318	790,481	1,517,278	1,901,121	2,185,362	1,215,924	3,618,397	2,715,555	229,577	-	-	-	17,474,463	0.02%
North West Territories	Current and Less Than 30 Days Past Due	488,502	332,278	538,191	1,327,479	614,318	790,481	1,517,278	1,901,121	2,185,362	1,215,924	3,618,397	2,715,555	229,577	-	-	-	17,474,463	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	25,606,068	19,479,955	28,427,679	43,237,082	56,616,391	74,208,945	108,588,065	135,899,795	185,431,463	194,905,343	172,962,469	152,874,657	33,370,518	1,342,572	693,706	-	1,233,644,706	1.71%
Nova Scotia	Current and Less Than 30 Days Past Due	25,606,068	19,479,955	28,427,679	43,237,082	56,616,391	74,208,945	108,588,065	135,777,419	185,431,463	194,905,343	172,962,469	152,874,657	33,370,518	1,342,572	693,706	-	1,233,522,331	99.99%
Nova Scotia	30 to 59 Days Past Due	-	-	-	-	-	-	-	82,249	-	-	-	-	-	-	-	-	82,249	0.01%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-		-	40,126	-	-	-	-	-	-	-	-	40,126	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	1,546,886,280	1,206,250,505	1,790,424,470	2,433,492,325	3,209,437,543	4,096,207,843	4,535,727,977	4,804,035,628	4,909,115,605	4,986,325,728	5,465,325,130	3,620,408,036	732,236,422	105,028,383	19,746,635	13,895,692	43,474,544,201	60.18%
Ontario	Current and Less Than 30 Days Past Due	1,546,798,026	1,205,920,962	1,790,424,470	2,433,387,834	3,209,200,292	4,095,902,471	4,535,496,809	4,803,268,510	4,908,339,570	4,984,938,365	5,464,531,251	3,620,408,036	732,236,422	105,028,383	19,746,635	13,895,692	43,469,523,727	99.99%
Ontario	30 to 59 Days Past Due	-	185,305	-	104,492	237,251	305,371	231,168	-	776,035	1,207,053	-	-	-	-	-	-	3,046,675	0.01%
Ontario	60 to 89 Days Past Due	88,254	144,238	-	-	-	-	-	767,118	-	180,309	793,880	-	-	-	-	-	1,973,799	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	4,725,893	1,931,011	4,917,465	6,018,805	8,083,758	13,412,790	18,152,079	12,184,574	20,520,720	16,949,969	27,581,345	29,496,584	4,265,390	-	-	-	168,240,383	0.23%
Prince Edward Island	Current and Less Than 30 Days Past Due	4,725,893	1,931,011	4,917,465	6,018,805	8,083,758	13,412,790	18,152,079	12,184,574	20,520,720	16,949,969	27,581,345	29,496,584	4,265,390	-	-	-	168,240,383	100.00%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-		-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	8,740,723	6,467,903	9,979,078	17,705,291	19,617,958	31,874,145	27,500,901	44,233,415	53,325,583	60,942,112	109,270,664	198,685,137	66,020,246	3,681,296	184,838	-	658,229,291	0.91%
Quebec	Current and Less Than 30 Days Past Due	8,740,723	6,467,903	9,979,078	17,705,291	19,617,958	31,874,145	27,500,901	44,033,581	53,325,583	60,942,112	109,270,664	198,685,137	66,020,246	3,681,296	184,838	-	658,029,456	99.97%
Quebec	30 to 59 Days Past Due	-	-	-	-	-	-	-	199,835	-	-	-	-	-	-	-	-	199,835	0.03%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	25,216,632	20,546,856	30,310,078	46,633,268	55,832,128	99,708,390	168,825,660	175,482,377	175,822,860	178,002,127	210,032,660	200,537,069	42,650,087	2,717,984	-	-	1,432,318,175	1.98%
Saskatchewan	Current and Less Than 30 Days Past Due	25,216,632	20,546,856	30,310,078	46,633,268	55,832,128	99,708,390	168,825,660	175,482,377	175,822,860	177,646,073	210,032,660	200,181,318	42,650,087	2,717,984	-	-	1,431,606,369	99.95%
Saskatchewan	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	356,054	-	355,751	-	-	-	-	711,805	0.05%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,680,138	1,777,262	2,706,905	3,600,017	6,829,140	7,180,845	6,512,625	6,461,083	9,255,966	13,831,785	16,068,372	18,845,642	1,455,457	-	-	-	97,205,236	0.13%
Yukon	Current and Less Than 30 Days Past Due	2,680,138	1,777,262	2,706,905	3,600,017	6,829,140	7,180,845	6,512,625	6,461,083	9,255,966	13,831,785	16,068,372	18,845,642	1,455,457	-	-	-	97,205,236	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	2,252,820,302	1,742,356,941	2,526,819,050	3,476,354,489	4,587,057,687	5,875,572,696	6,650,305,724	7,257,362,492	7,763,709,883	7,989,129,724	8,706,456,998	7,713,093,495	4,506,530,348	1,102,703,607	68,285,599	27,989,143	72,246,548,177	100.00%
	Current and Less Than 30 Days Past Due	2,252,643,424	1,742,017,386	2,526,718,856	3,476,249,998	4,586,140,664	5,874,747,379	6,649,711,370	7,256,273,164	7,762,933,849	7,987,386,308	8,704,895,285	7,712,219,947	4,505,459,004	1,102,703,607	68,285,599	27,989,143	72,236,374,982	99.99%
	30 to 59 Days Past Due	66,365	195,316	100,194	104,492	312,048	825,316	546,813	282,084	776,035	1,563,107	767,833	873,548	717,783	-	-	-	7,130,934	0.01%
	60 to 89 Days Past Due	110,513	144,238	-	-	604,975	-	47,542	807,244	-	180,309	793,880	-	353,560	-	-	-	3,042,262	0.00%
Alberta	90 to 119 Days Past Due	-	-		-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.
(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Percentage Total for “All” Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.
(5) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/29/2020
Distribution Date:	11/16/2020

Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	20,685,355	18,641,844	25,600,471	23,965,279	38,467,690	50,730,906	55,030,082	73,974,533	90,798,267	113,309,557	103,348,655	129,881,438	75,228,007	15,367,590	584,855	939,160	836,553,690	1.16%
<=599	5,369,825	5,093,299	8,814,859	15,805,264	21,498,980	29,351,736	43,527,416	41,346,243	53,374,580	57,890,422	69,221,198	55,188,664	44,889,296	14,417,955	1,542,787	-	467,332,524	0.65%
600-650	14,258,289	11,364,009	17,597,330	37,545,670	54,627,754	80,788,252	96,147,934	109,944,813	137,676,678	147,389,010	199,211,231	183,352,076	94,702,967	34,227,703	640,217	260,086	1,219,734,020	1.69%
651-700	45,196,913	41,809,416	70,489,490	120,465,323	173,573,391	256,092,294	325,400,366	396,826,078	459,928,320	491,541,628	610,808,177	551,707,786	345,694,704	87,492,908	4,847,813	1,789,908	3,983,664,513	5.51%
701-750	133,194,211	116,938,751	187,972,356	289,164,944	410,056,627	609,380,264	714,074,725	825,934,774	957,974,126	996,722,105	1,156,542,135	1,060,895,578	654,688,549	159,449,757	10,233,651	3,699,114	8,286,921,667	11.47%
751-800	251,111,539	221,590,038	339,705,901	517,116,130	732,273,461	956,491,178	1,150,289,888	1,320,598,192	1,480,814,768	1,589,747,839	1,795,433,795	1,730,289,730	940,260,840	226,357,856	17,050,000	5,819,084	13,274,950,238	18.37%
>800	1,783,004,170	1,326,919,585	1,876,638,643	2,472,291,878	3,156,559,784	3,892,738,066	4,265,835,312	4,488,737,860	4,583,143,144	4,592,529,162	4,771,891,807	4,001,778,223	2,351,065,984	565,389,840	33,386,276	15,481,791	44,177,391,525	61.15%
Total	2,252,820,302	1,742,356,941	2,526,819,050	3,476,354,489	4,587,057,687	5,875,572,696	6,650,305,724	7,257,362,492	7,763,709,883	7,989,129,724	8,706,456,998	7,713,093,495	4,506,530,348	1,102,703,607	68,285,599	27,989,143	72,246,548,177	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(3) The methodology used in this table aggregates STEP Loans secured by the same property.